NON-FINANCIAL ASSETS AND LIABILITIES (Details 6) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Non current income tax and minimum notional income tax provision	$ 179	$ 188
Current income tax and minimum notional income tax provision	5	20
Income Tax Net Of Witholdings And Advances [Member]
IfrsStatementLineItems [Line Items]
Non current income tax and minimum notional income tax provision	161	158
Current income tax and minimum notional income tax provision	5	20
Minimum National Income Tax [Member]
IfrsStatementLineItems [Line Items]
Non current income tax and minimum notional income tax provision	$ 18	$ 30